Segment Information - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2014 USD ($) Segment	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | Segment	3
Member co-share amounts and government subsidies	$ 9,700	$ 7,300	$ 6,300
Depreciation and amortization classified as benefit expense	$ 116	$ 93	$ 43
Percentage of total premium and services revenues derived from contracts with the federal government	73.00%	75.00%	75.00%
Charge related to closed block of long-term care policies		$ 243	$ 29